Consolidated Statements of Comprehensive Income(Loss) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Revenue	£ 36,464
Cost of sales	(17,908)
Research and development expenses	(23,559)	£ (16,347)	£ (23,608)
Administrative expenses	(15,933)	(21,222)	(15,909)
Operating loss	(20,936)	(37,569)	(39,517)
Net income recognized on acquisition of subsidiary	0		1,035
Finance income	1	44	377
Finance costs	(4,022)	(6,383)	(4,371)
Changes in the fair value of financial instruments	40,039	(109,849)	875
Gain/(loss) on disposal of intangible assets	113	(10,872)
Net foreign exchange loss	(954)	(1,821)	483
Profit/(loss) before tax	14,241	(166,450)	(41,118)
Taxation	(1,516)	2,822	6,274
Profit/(loss) for the year, attributable to equity holders of the parent	12,725	(163,628)	(34,844)
Currency translation of foreign operations	(191)	349	(499)
Total comprehensive income/(loss) for the year, attributable to equity holders of the parent	£ 12,534	£ (163,279)	£ (35,343)
Basic profit/(loss) per share for the year (in £)	£ 0.02	£ (0.48)	£ (0.39)
Diluted loss per share for the year (in £)	£ (0.05)	£ (0.48)	£ (0.39)